Basic and Diluted Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock options and RSUs issued and outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	15,257,453	10,167,927
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,149,687	2,123,867
Potential Common Shares Excluded From Diluted Net Loss Per Share [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	24,407,140	12,291,794